UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment  |_|; Amendment Number:
     This Amendment (Check only one.):  |_| is a restatement.
                                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Luke P. La Valle, Jr.
Address:  American Capital Management, Inc.
          50 Broad Street - Suite 1609, New York, NY 10004

Form 13F File Number: 028-11313

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Arlene Francis
Title: Office Manager
Phone: 212-344-3300

Signature, Place, and Date of Signing:

     /s/ Arlene Francis             New York, NY                July 22, 2011
     ----------------------         -------------              ----------------
          [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           92

Form 13F Information Table Value Total:  $    465905
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                       AMERICAN CAPITAL MANAGEMENT, INC.
                                    FORM 13F
                                 June 30, 2011

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Charles River Labs Conv Sr  No CONV             159864AB3      472   450000 PRN      SOLE                                     450000
Hologic Conv Sr Notes          CONV             436440AA9     6577  6780000 PRN      SOLE                                    6780000
Kendle Conv Sr Notes           CONV             48880LAA5      300   300000 PRN      SOLE                                     300000
Wright Medical Conv Sr Notes   CONV             98235TAA5      560   560000 PRN      SOLE                                     560000
ACI Worldwide                  COM              004498101     4566   135200 SH       SOLE                                     135200
Abaxis                         COM              002567105     1537    56400 SH       SOLE                                      56400
Accuray                        COM              004397105      512    63916 SH       SOLE                                      63916
Acxiom                         COM              005125109     2386   182000 SH       SOLE                                     182000
Adobe Systems                  COM              00724F101     1415    45000 SH       SOLE                                      45000
Albany Molecular Research      COM              012423109     2078   432100 SH       SOLE                                     432100
Allscripts                     COM              01988P108     7276   374665 SH       SOLE                                     374665
AngioDynamics                  COM              03475V101     1079    75800 SH       SOLE                                      75800
Ansys                          COM              03662Q105     3308    60514 SH       SOLE                                      60514
Arbitron                       COM              03875Q108      496    12000 SH       SOLE                                      12000
ArthroCare                     COM              043136100     6461   193050 SH       SOLE                                     193050
Atwood Oceanics                COM              050095108      530    12000 SH       SOLE                                      12000
Avid Technology                COM              05367P100     2128   112950 SH       SOLE                                     112950
Bio Reference Labs             COM              09057G602     5610   268420 SH       SOLE                                     268420
Blackbaud                      COM              09227Q100      474    17100 SH       SOLE                                      17100
Blackboard                     COM              091935502     2719    62675 SH       SOLE                                      62675
Brady                          COM              104674106     1783    55600 SH       SOLE                                      55600
CRA International              COM              12618T105     1336    49300 SH       SOLE                                      49300
Cardinal Health                COM              14149Y108     2044    45000 SH       SOLE                                      45000
Celgene                        COM              151020104     2465    40865 SH       SOLE                                      40865
Cerner                         COM              156782104     2044    33440 SH       SOLE                                      33440
Charles River Labs             COM              159864107     7898   194300 SH       SOLE                                     194300
Chevron                        COM              166764100      631     6133 SH       SOLE                                       6133
CitiGroup                      COM              172967424     1396    33535 SH       SOLE                                      33535
Cognex                         COM              192422103    16764   473160 SH       SOLE                                     473160
Computer Programs & Systems    COM              205306103     3929    61900 SH       SOLE                                      61900
Digital River                  COM              25388b104     3016    93775 SH       SOLE                                      93775
Dolby Laboratories             COM              25659T107     1698    40000 SH       SOLE                                      40000
FactSet Research System        COM              303075105    10133    99030 SH       SOLE                                      99030
Forrester Research             COM              346563109     9799   297308 SH       SOLE                                     297308
Forward Air                    COM              349853101     2558    75700 SH       SOLE                                      75700
Fuel-Tech                      COM              359523107     1479   223075 SH       SOLE                                     223075
Furiex Pharmaceuticals         COM              36106P101      925    51997 SH       SOLE                                      51997
Gen-Probe                      COM              36866T103     7280   105280 SH       SOLE                                     105280
Gentex                         COM              371901109     3505   115940 SH       SOLE                                     115940
Haemonetics                    COM              405024100    19847   308330 SH       SOLE                                     308330
Halliburton                    COM              406216101      571    11200 SH       SOLE                                      11200
Healthcare Services Grp        COM              421906108     1767   108715 SH       SOLE                                     108715
Healthways                     COM              422245100     5578   367475 SH       SOLE                                     367475
Hologic                        COM              436440101    12494   619441 SH       SOLE                                     619441
Huron Consulting Grp           COM              447462102     3909   129400 SH       SOLE                                     129400
ICON PLC ADR                   COM              45103T107    13366   567300 SH       SOLE                                     567300
IDEXX Laboratories             COM              45168D104    18592   239705 SH       SOLE                                     239705
ITRON                          COM              465741106     8999   186850 SH       SOLE                                     186850
IXYS                           COM              46600W106      599    40000 SH       SOLE                                      40000
Illumina                       COM              452327109     2540    33800 SH       SOLE                                      33800
Integra Lifesciences           COM              457985208     2008    42000 SH       SOLE                                      42000
Jack Henry & Associates        COM              426281101     5970   198920 SH       SOLE                                     198920
Johnson & Johnson              COM              478160104      266     4000 SH       SOLE                                       4000
KV Pharmaceutical Cl A         COM              482740206      844   310125 SH       SOLE                                     310125
Kaydon                         COM              486587108     3542    94900 SH       SOLE                                      94900
LKQ                            COM              501889208     6940   266000 SH       SOLE                                     266000
LabCorp                        COM              50540r409     2420    25000 SH       SOLE                                      25000
Linear Tech                    COM              535678106      938    28400 SH       SOLE                                      28400
Manhattan Associates           COM              562750109    15578   452325 SH       SOLE                                     452325
MedQuist Holdings              COM              58506k102     1066    82500 SH       SOLE                                      82500
Medicis Pharmaceutical         COM              584690309    12817   335800 SH       SOLE                                     335800
Meridian Bioscience            COM              589584101     2055    85225 SH       SOLE                                      85225
Merit Medical Systems          COM              589889104     5628   313187 SH       SOLE                                     313187
Micros Systems                 COM              594901100     2933    59000 SH       SOLE                                      59000
Morningstar                    COM              617700109     5058    83215 SH       SOLE                                      83215
NeuStar                        COM              64126x201     1113    42500 SH       SOLE                                      42500
Newfield Exploration           COM              651290108      381     5600 SH       SOLE                                       5600
NuVasive                       COM              670704105     1486    45205 SH       SOLE                                      45205
Nvidia                         COM              67066G104     1434    90000 SH       SOLE                                      90000
O'Reilly Automotive            COM              67103H107    17848   272450 SH       SOLE                                     272450
Orthofix                       COM              N6748L102     4239    99800 SH       SOLE                                      99800
Pengrowth Energy Tr            COM              706902509      247    19650 SH       SOLE                                      19650
Pharmaceutical Prod Dvlpt      COM              717124101    22764   848142 SH       SOLE                                     848142
Quaker Chemical                COM              747316107     3041    70700 SH       SOLE                                      70700
Raytheon                       COM              755111507     1495    30000 SH       SOLE                                      30000
ResMed                         COM              761152107    14191   458510 SH       SOLE                                     458510
SAIC                           COM              78390x101      320    19000 SH       SOLE                                      19000
SEI Investments                COM              784117103    10062   447000 SH       SOLE                                     447000
SM Energy                      COM              78454L100      603     8200 SH       SOLE                                       8200
Sanmina-SCI                    COM              800907206     1165   112799 SH       SOLE                                     112799
Sanofi-Aventis SA              COM              80105N113      367   152420 SH       SOLE                                     152420
Skyworks Solutions             COM              83088M102     1465    63770 SH       SOLE                                      63770
Stem Cell Innovations          COM              85857B100        0   225000 SH       SOLE                                     225000
Tekelec                        COM              879101103      815    89300 SH       SOLE                                      89300
Trimble Navigation             COM              896239100     3181    80250 SH       SOLE                                      80250
Valeant Pharmaceuticals Int'l  COM              91911k102    74735  1438315 SH       SOLE                                    1438315
Verint Systems                 COM              92343x100     2465    66550 SH       SOLE                                      66550
Wiley (John) & Sons            COM              968223206     1560    30000 SH       SOLE                                      30000
Wright Medical                 COM              98235T107      861    57400 SH       SOLE                                      57400
Zebra Technologies             COM              989207105    12276   291100 SH       SOLE                                     291100
El Paso Conv Pfd               PFD              283678209      200     4500 SH       SOLE                                       4500
Liquidia Technologies Series A PFD                             100    30580 SH       SOLE                                      30580